Average Annual Total Returns - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund - Token			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.16%	3.11%	2.04%
Performance Inception Date	[1]	Oct. 19, 2026

[1]
1.	Historical performance shown for the Token Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect Token Class expenses. If these expenses had been included, returns for Token Class shares would be higher. The Institutional Class annual returns are substantially similar to what the Token Class annual returns would be because the Institutional Class and Token Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.